OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Sep. 30, 2016
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Other payables and accrued expenses consist of:

	September 30,
	2015	2016
	RMB	RMB
Payable for purchase of plant and equipment	1,262	1,355
Payable for purchase of land use rights	620	620
Payable for purchase of construction-in-progress	12,776	8,850
Professional fee payable	1,500	9,154
Salaries and bonus payable	10,869	10,699
Accrued interest	1,813	1,813
Other taxes payable	731	658
Deposits from growers	969	355
Deposits from others	2,035	7,684
Payable for labor union, housing fund and education expenses	738	785
Deferred government subsidies	9,575	6,172
Others	7,410	5,243
	50,298	53,388